Asset Retirement Obligations (Tables)	3 Months Ended
Mar. 31, 2012
Asset Retirement Obligations [Abstract]
Changes in Carrying Values of Asset Retirement Obligations

	March 31, 2012	December 31, 2011
(Dollars in millions)
Balance at beginning of year	$21.3	$17.0
Accretion expense	0.2	1.1
Revision in estimated cash flows, net	0.1	6.3
Expenses incurred	(0.4)	(3.1)
Currency translation	0.2	0.0

Balance at end of period	$21.4	$21.3